Consolidated statement of changes in equity - USD ($) $ in Millions		Total		Total share- holders’ equity	Called up share capital and share premium	Other equity instru- ments	Retained earnings	Financial assets at FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Merger and other reserves	Non- controlling interests	Insurance finance reserve [1]
Equity beginning of period (Previously stated) at Dec. 31, 2021		$ 206,777		$ 198,250	$ 24,918	$ 22,414	$ 144,458	$ (634)	$ (197)	$ (22,769)	$ 30,060	$ 8,527	$ 0
Equity beginning of period (Total movements) at Dec. 31, 2021	[2]	(10,459)		(9,235)			(9,222)	683				(1,224)	(696)
Equity beginning of period at Dec. 31, 2021		196,318		189,015	24,918	22,414	135,236	49	(197)	(22,769)	30,060	7,303	(696)
Profit for the period | Previously stated		9,215
Profit for the period | Total movements		8,931
Profit for the period		8,931	[3],[4]	8,592			8,592					339
Other comprehensive expense for the period, net of tax | Previously stated		(7,950)
Other comprehensive expense for the period, net of tax | Total movements		(7,801)
Other comprehensive expense for the period, net of tax		(12,529)	[4]	(12,372)			2,647	(6,062)	(2,035)	(8,282)		(157)	1,360
– debt instruments at fair value through other comprehensive income | Previously stated		(4,907)
– debt instruments at fair value through other comprehensive income | Total movements		(6,246)
– debt instruments at fair value through other comprehensive income		(6,246)	[4]	(6,183)				(6,183)				(63)
– equity instruments designated at fair value through other comprehensive income | Previously stated		158
– equity instruments designated at fair value through other comprehensive income | Total movements		158
– equity instruments designated at fair value through other comprehensive income		158	[4]	121				121				37
– cash flow hedges		(2,063)	[4]	(2,035)					(2,035)			(28)
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		2,263	[4]	2,263			2,263
– property revaluation	[4]	0
– remeasurement of defined benefit asset/liability		95	[4]	98			98					(3)
– share of other comprehensive income of associates and joint ventures		(142)	[4]	(142)			(142)
– foreign exchange reclassified to income statement on disposal of a foreign operation		428	[4]	428			428
– insurance finance income/ (expense) recognised in other comprehensive income		1,360	[4],[5]	1,360									1,360
– exchange differences		(8,382)	[4]	(8,282)						(8,282)		(100)
Total comprehensive income/(expense) for the period		(3,598)	[4]	(3,779)			11,240	(6,062)	(2,035)	(8,282)	0	181	1,360
Shares issued under employee remuneration and share plans		0		0	65		(65)
Dividends to shareholders		(4,497)		(4,202)			(4,202)					(295)
Redemption of securities	[6]	(723)		(723)		(723)
Cost of share-based payment arrangements		177		177			177
Share buy-back	[7]	(1,000)		(1,000)			(1,000)
Cancellation of shares		0		0	(133)						133
Other movements | Previously stated		(6,603)
Other movements | Total movements		(6,615)
Other movements		(572)		(512)			(525)	2			11	(60)
Equity end of period (Previously stated) at Jun. 30, 2022		196,690					150,417	(5,354)
Equity end of period (Total movements) at Jun. 30, 2022		10,585
Equity end of period at Jun. 30, 2022		186,105		178,975	24,850	21,691	140,860	(6,011)	(2,232)	(31,051)	30,204	7,130	664
Equity beginning of period (Previously stated) at Dec. 31, 2021		206,777		198,250	24,918	22,414	144,458	(634)	(197)	(22,769)	30,060	8,527	0
Equity beginning of period (Total movements) at Dec. 31, 2021	[2]	(10,459)		(9,235)			(9,222)	683				(1,224)	(696)
Equity beginning of period at Dec. 31, 2021		196,318		189,015	24,918	22,414	135,236	49	(197)	(22,769)	30,060	7,303	(696)
Cost of share-based payment arrangements							(2,499)
Equity end of period (Previously stated) at Dec. 31, 2022		196,028
Equity end of period (Total movements) at Dec. 31, 2022		10,831
Equity end of period at Dec. 31, 2022		185,197	[8]	177,833	24,811	19,746	142,409	(7,038)	(3,808)	(32,575)	33,209	7,364	1,079
Equity beginning of period (Previously stated) at Jun. 30, 2022		196,690					150,417	(5,354)
Equity beginning of period (Total movements) at Jun. 30, 2022		10,585
Equity beginning of period at Jun. 30, 2022		186,105		178,975	24,850	21,691	140,860	(6,011)	(2,232)	(31,051)	30,204	7,130	664
Profit for the period | Previously stated		7,455
Profit for the period | Total movements		7,318
Profit for the period		7,318		6,967			6,967					351
Other comprehensive expense for the period, net of tax | Previously stated		(3,990)
Other comprehensive expense for the period, net of tax | Total movements		(4,090)
Other comprehensive expense for the period, net of tax		(4,713)		(4,784)			(1,244)	(1,027)	(1,578)	(1,524)	174	71	415
– debt instruments at fair value through other comprehensive income | Previously stated		(561)
– debt instruments at fair value through other comprehensive income | Total movements		(986)
– debt instruments at fair value through other comprehensive income		(986)		(998)				(998)				12
– equity instruments designated at fair value through other comprehensive income | Previously stated		(51)
– equity instruments designated at fair value through other comprehensive income | Total movements		(51)
– equity instruments designated at fair value through other comprehensive income		(51)		(29)				(29)				(22)
– cash flow hedges		(1,592)		(1,578)					(1,578)			(14)
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(341)		(341)			(341)
– property revaluation		280		174							174	106
– remeasurement of defined benefit asset/liability		(1,126)		(1,127)			(1,127)					1
– share of other comprehensive income of associates and joint ventures		(225)		(225)			(225)
– foreign exchange reclassified to income statement on disposal of a foreign operation		449		449			449
– insurance finance income/ (expense) recognised in other comprehensive income		415		415									415
– exchange differences		(1,536)		(1,524)						(1,524)		(12)
Total comprehensive income/(expense) for the period		2,606		2,183			5,723	(1,027)	(1,578)	(1,524)	174	423	415
Shares issued under employee remuneration and share plans		0		0	2		(2)
Dividends to shareholders		(2,473)		(2,342)			(2,342)					(131)
Redemption of securities	[6]	(1,543)		(1,543)		(1,945)	402
Cost of share-based payment arrangements	[9]	0		0			(2,499)				2,499
Transfers		223		223			223
Cancellation of shares		0		0	(41)						41
Other movements | Previously stated		(3,515)
Other movements | Total movements		(3,514)
Other movements		280		337			44		2		291	(57)
Equity end of period (Previously stated) at Dec. 31, 2022		196,028
Equity end of period (Total movements) at Dec. 31, 2022		10,831
Equity end of period at Dec. 31, 2022		185,197	[8]	177,833	24,811	19,746	142,409	(7,038)	(3,808)	(32,575)	33,209	7,364	1,079
Profit for the period		18,071	[3],[4]	17,508			17,508					563
Other comprehensive expense for the period, net of tax		(1,039)	[4]	(980)			(92)	560	(1,077)	(271)	1	(59)	(101)
– debt instruments at fair value through other comprehensive income		549	[4]	546				546				3
– equity instruments designated at fair value through other comprehensive income		7	[4]	14				14				(7)
– cash flow hedges		(1,062)	[4]	(1,077)					(1,077)			15
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(653)	[4]	(654)			(654)					1
– property revaluation		1	[4]	1							1
– remeasurement of defined benefit asset/liability		(112)	[4]	(117)			(117)					5
– share of other comprehensive income of associates and joint ventures		101	[4]	101			101
– foreign exchange reclassified to income statement on disposal of a foreign operation		578	[4]	578			578
– insurance finance income/ (expense) recognised in other comprehensive income		(101)	[4],[5]	(101)									(101)
– exchange differences		(347)	[4]	(271)						(271)		(76)
Total comprehensive income/(expense) for the period		17,032	[4]	16,528			17,416	560	(1,077)	(271)	1	504	(101)
Shares issued under employee remuneration and share plans		0		0	78		(78)
Capital securities issued	[10]	1,996		1,996		1,996
Dividends to shareholders		(7,508)		(7,133)			(7,133)					(375)
Redemption of securities	[6]	(2,350)		(2,350)		(2,350)
Cost of share-based payment arrangements		228		228			228
Share buy-back	[7]	(2,007)		(2,007)			(2,007)
Cancellation of shares		0		0	(79)						79
Other movements	[11]	(937)		(925)			(932)	6			1	(12)
Equity end of period at Jun. 30, 2023		$ 191,651	[8]	$ 184,170	$ 24,810	$ 19,392	$ 149,903	$ (6,472)	$ (4,885)	$ (32,846)	$ 33,290	$ 7,481	$ 978

[1]	The insurance finance reserve reflects the unwinding of the discount rate on insurance liabilities for which the OCI option has been elected for our insurance business in France. It is recorded after excluding the amount that offsets the effective interest rate and expected credit losses on supporting assets that have been designated at fair value through other comprehensive income.
[2]	The impact of IFRS 17 on previously reported total equity was $(10,585)m at 30 June 2022 and $(10,831)m at 31 December 2022.
[3]	1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[4]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[5]	Net finance income/(expense) from insurance contracts in other comprehensive income is the amount that offsets the effective interest rate and expected credit losses on supporting assets that have been designated at fair value through other comprehensive income. In the first half of 2023, movements in net finance income/(expense) from insurance contracts of $(101)m (1H22: $1,360m) was booked, and offsetting fair value through other comprehensive income (‘OCI‘) movements on supporting assets of $108m was recorded (1H22: ($1,439m)
[6]	During 2023, HSBC Holdings redeemed $2,350m contingent convertible securities. In 2022, HSBC Holdings redeemed €1,500m 5.250% and SGD1,000m 5.875% contingent convertible securities.
[7]	In February 2022 HSBC announced a share buy-back of up to $1.0bn, which concluded in July 2022. Additionally, in May 2023, HSBC Holdings announced a share buy-back of up to $2.0bn.
[8]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[9]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2022, part-reversals of these impairments resulted in transfers from retained earnings back to the merger reserve of $2,499m.
[10]	During 2023, HSBC Holdings issued $2,000m of contingent convertible securities on which there were $4m of external issue costs.
[11]	Includes a payment of $749m (1H22: $435m) to the HSBC Holdings Employee Benefit Trust 2001 (No. 2) to purchase shares in order to settle liabilities on Group share plans.